CONDENSED FINANCIAL STATEMENTS OF PEAPACK-GLADSTONE FINANCIAL CORPORATION (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements Of Peapack-Gladstone Financial Corporation Parent Company Only
CONDENSED FINANCIAL STATEMENTS OF PEAPACK-GLADSTONE FINANCIAL CORPORATION (PARENT COMPANY ONLY)

19. CONDENSED FINANCIAL STATEMENTS OF PEAPACK-GLADSTONE FINANCIAL CORPORATION (PARENT COMPANY ONLY)

Statements of Condition
	December 31,
(In Thousands)	2011	2010
Assets
Cash	$1,420	$283
Interest-Earning Deposits	35	3,526
Total Cash and Cash Equivalents	1,455	3,809
Securities Available for Sale	600	1,648
Investment in Subsidiary	120,426	111,719
Other Assets	509	599
Total Assets	$122,990	$117,775
Liabilities
Other Liabilities	$19	$59
Total Liabilities	19	59
Shareholders’ Equity
Preferred Stock	13,979	20,746
Common Stock	7,685	7,650
Surplus	96,323	95,586
Treasury Stock	(8,988)	(8,988)
Retained Earnings	13,868	4,693
Accumulated Other Comprehensive Income/ (Loss), Net of Income Tax Benefit	104	(1,971)
Total Shareholders’ Equity	122,971	117,716
Total Liabilities and Shareholders’ Equity	$122,990	$117,775

Statements of Income
	Years Ended December 31,
(In Thousands)	2011	2010	2009
Income
Dividend From Bank	$6,120	$8,663	$—
Other Income	76	166	309
Impairment Charges on Securities	—	(360)	—
Securities Gains/(Losses), Net	20	(19)	67
Total Income	6,216	8,450	376
Expenses
Other Expenses	68	74	73
Total Expenses	68	74	73
Income Before Income Tax Expense and Equity in Undistributed Earnings of Bank	6,148	8,376	303
Income Tax Expense/(Benefit)	16	(124)	68
Net Income Before Equity in Undistributed Earnings of Bank	6,132	8,500	235
Equity in Undistributed Earnings of Bank/(Dividends in Excess of Earnings)	6,036	(836)	6,891
Net Income	$12,168	$7,664	$7,126
Dividends on Preferred Stock and Accretion	1,228	1,686	1,493
Net Income Available to Common Shareholders	$10,940	$5,978	$5,633

Statements of Cash Flows
	Years Ended December 31,
(In Thousands)	2011	2010	2009
Cash Flows From Operating Activities:
Net Income	$12,168	$7,664	$7,126
Equity in Undistributed (Earnings)/Loss	(6,036)	836	(6,891)
(Gain)/Loss on Securities Available for Sale	(20)	379	(67)
Decrease/(Increase) in Other Assets	78	(74)	(145)
Decrease in Other Liabilities	(44)	(52)	(85)
Net Cash Provided by/(Used In) Operating Activities	6,146	8,753	(62)
Cash Flows From Investing Activities:
Capital Contribution to Subsidiary	—	—	(23,000)
Proceeds From Sales and Calls of Securities Available for Sale	1,108	2,237	1,160
Net Cash Provided by/(Used In) Investing Activities	1,108	2,237	(21,840)
Cash Flows From Financing Activities:
Gross Proceeds from Preferred Stock and Warrant	—	—	28,685
Costs Related to Issuance of Preferred Stock	—	—	(112)
Redemption of Preferred Stock	(7,172)	(7,172)	—
Cash Dividends Paid on Preferred Stock	(823)	(1,126)	(1,219)
Cash Dividends Paid on Common Stock	(1,765)	(1,757)	(3,524)
Tax Benefit on Stock Option Exercises	—	—	292
Exercise of Stock Options	—	—	1,108
Issuance of Common Shares (DRIP Program)	152	140	106
Treasury Stock Transactions	—	—	(1,094)
Net Cash (Used in)/Provided By Financing Activities	(9,608)	(9,915)	24,242
Net (Decrease)/Increase in Cash and Cash Equivalents	(2,354)	1,075	2,340
Cash and Cash Equivalents at Beginning of Period	3,809	2,734	394
Cash and Cash Equivalents at End of Period	$1,455	$3,809	$2,734